Share-based compensation (Schedule of number and weighted average exercise prices of other equity instruments) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted during the year		173,929		465,889
Weighted average price (C$/unit) | $ / shares	$ 8.85		$ 4.10
Expenses recognized during the year		$ 1,459		$ 5,149
Payments made during the year		$ 2,053		$ 497
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted share units, beginning of year		2,940,337		2,223,999
Number of units granted during the year		515,727		1,388,786
Credits for dividends		6,949		17,587
Number of units forfeited during the year		(133,804)		(44,678)
Number of units vested		(844,349)		(645,357)
Number of restricted share units, end of year		2,484,860		2,940,337
Weighted average price (C$/unit) | $ / shares	10.42		3.98
Expenses recognized during the year		$ 5,385		$ 6,750
Payments made during the year		$ 6,143		$ 2,646
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance units, beginning of year		1,095,615		0
Number of units granted during the year		406,656		1,089,569
Credits for dividends		3,960		6,046
Number of performance units, end of year		1,506,231		1,095,615
Weighted average price (C$/unit) | $ / shares	$ 10.42		$ 3.97
Expenses recognized during the year		$ 3,382		$ 1,987
Payments made during the year		$ 0		$ 0